Loans Receivable, Net- Loan Balances by Loan Classification Allocated Between Past Due Performing and Non-performing (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	$ 529,607	$ 496,922
30 - 89 Days Past Due	1,855	1,687
Non-accrual Loans	7,422	3,175
Special Mention	2,958	9,863
Impaired Loans Currently Performing Substandard	20,652	34,192
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	562,494	545,839
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	11,047	14,674
30 - 89 Days Past Due	747	654
Non-accrual Loans	1,553	215
Special Mention	41	362
Impaired Loans Currently Performing Substandard	9,065	10,749
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	22,453	26,654
Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	21,638	20,066
30 - 89 Days Past Due	6
Non-accrual Loans	1,968	95
Special Mention		2,904
Impaired Loans Currently Performing Substandard	1,113	2,926
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	24,725	25,991
One-to-Four Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	142,058	145,372
30 - 89 Days Past Due	671	757
Non-accrual Loans	2,234	1,501
Special Mention	41	203
Impaired Loans Currently Performing Substandard	995	2,718
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	145,999	150,551
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	33,396	33,338
30 - 89 Days Past Due	79	143
Non-accrual Loans	48
Impaired Loans Currently Performing Substandard	121	757
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	33,644	34,238
Junior Liens [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	1,720	2,025
Special Mention	35	40
Impaired Loans Currently Performing Substandard	16	37
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	1,771	2,102
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	34,878	24,241
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	34,878	24,241
Non-Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	138,637	131,854
30 - 89 Days Past Due	228
Non-accrual Loans	247	1,159
Special Mention	2,489	5,492
Impaired Loans Currently Performing Substandard	8,110	12,091
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	149,711	150,596
Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	41,853	40,057
30 - 89 Days Past Due	64	64
Non-accrual Loans	166	115
Special Mention		516
Impaired Loans Currently Performing Substandard	163	2,122
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	42,246	42,874
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	20,108	14,104
30 - 89 Days Past Due	15	14
Non-accrual Loans	8
Special Mention		21
Impaired Loans Currently Performing Substandard	193	299
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	20,324	14,438
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	84,272	71,191
30 - 89 Days Past Due	45	55
Non-accrual Loans	1,198	90
Special Mention	352	325
Impaired Loans Currently Performing Substandard	876	2,493
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	$ 86,743	$ 74,154